Income Taxes (Schedule of Net Deferred Tax Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Allowance for Loan Losses	$ 5,845	$ 5,596
Deferred Compensation and Employee Benefits	1,282	1,355
Other-than-temporary Impairment	443	443
Accrued Expenses	646	705
Business Combination Fair Value Adjustments	0	985
Pension and Postretirement Plans	195	149
Other Real Estate Owned	140	100
Non-Accrual Loan Interest Income	254	3
General Business Tax Credits	0	25
Net Operating Loss Carryforward	0	72
Other	279	337
Total Deferred Tax Assets	9,084	9,770
Deferred Tax Liabilities:
Depreciation	(1,419)	(1,520)
Leasing Activities, Net	(7,753)	(7,612)
Unrealized Appreciation on Securities	(5,915)	(5,949)
FHLB Stock Dividends	(336)	(333)
Prepaid Expenses	(516)	(431)
Intangibles	(359)	(861)
Deferred Loan Fees	(394)	(350)
Business Combination Fair Value Adjustments	(333)	0
General Business Tax Credits	(7)	0
Other	(255)	(181)
Total Deferred Tax Liabilities	(17,287)	(17,237)
Valuation Allowance	(45)	(45)
Net Deferred Tax Liability	$ (8,248)	$ (7,512)